Employee Separation and Asset Related Charges, Net (Segment Earnings) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			$ 333	$ 21	$ 2
2014 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net				19
Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			333
Operating Segments [Member] | Titanium Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			173
Operating Segments [Member] | Fluoroproducts [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			78
Operating Segments [Member] | Chemical Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			82
Operating Segments [Member] | Titanium Technologies Site Closure [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			140
Operating Segments [Member] | Titanium Technologies Site Closure [Member] | Titanium Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		$ 140	140
Operating Segments [Member] | Titanium Technologies Site Closure [Member] | Fluoroproducts [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			0
Operating Segments [Member] | Titanium Technologies Site Closure [Member] | Chemical Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			0
Operating Segments [Member] | Fluroproducts Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			24
Operating Segments [Member] | Fluroproducts Restructuring [Member] | Titanium Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			0
Operating Segments [Member] | Fluroproducts Restructuring [Member] | Fluoroproducts [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		$ 21	24
Operating Segments [Member] | Fluroproducts Restructuring [Member] | Chemical Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			0
Operating Segments [Member] | Reactive Metals Solutions Plant (RMS) Closure [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			57
Operating Segments [Member] | Reactive Metals Solutions Plant (RMS) Closure [Member] | Titanium Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			0
Operating Segments [Member] | Reactive Metals Solutions Plant (RMS) Closure [Member] | Fluoroproducts [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			0
Operating Segments [Member] | Reactive Metals Solutions Plant (RMS) Closure [Member] | Chemical Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			57
Operating Segments [Member] | 2015 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net	[1]		112
Operating Segments [Member] | 2015 Restructuring Program [Member] | Titanium Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			33
Operating Segments [Member] | 2015 Restructuring Program [Member] | Fluoroproducts [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			54
Operating Segments [Member] | 2015 Restructuring Program [Member] | Chemical Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			25
Operating Segments [Member] | 2014 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net				19
Operating Segments [Member] | 2014 Restructuring Program [Member] | Titanium Technologies [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net				3
Operating Segments [Member] | 2014 Restructuring Program [Member] | Fluoroproducts [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net				16
Operating Segments [Member] | 2014 Restructuring Program [Member] | Chemical Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net				$ 0
Corporate, Non-Segment [Member] | 2015 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net			$ 24

[1]	Includes approximately $24 related to corporate overhead functions that was allocated to our segments